Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,279,840.00
Previously Paid Amount	0.00
Total Fee Amount	729.15
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 729.15
Narrative - Max Aggregate Offering Price	$ 5,279,840.00
Final Prospectus	true